Exceptional items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis Of Income And Expense [Line Items]
Restructuring activities charges	€ 0.0	€ 0.0	€ 12.5
Integration costs	2.2	0.0	0.0
Income (charge) related to legacy matters	28.9	2.6	2.9
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Release of Provision	7.7	5.9
Tax impact of exceptional items	5.8	8.4	3.5
Payments relating to exceptional items	65.2	48.8	12.1
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	0.0	0.0	4.0
Factory Optimization	3.5	4.9	10.0
(Inflows)/Outflows Of Cash Due To Exceptional Items, Classified As Operating Activities	40.8	€ 48.8	€ 12.1
Registration tax claim exceptional item	(27.9)
Release of acquired provisions	€ (1.0)